Deferred Tax Assets And Deferred Tax Liabilities - Summary of Movements In Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	¥ 4,476,834	¥ 2,956,906	¥ 893,586
Credited/(charged) - to profit or loss	(318,850)	1,519,928	2,063,320
Ending balance	4,157,984	4,476,834	2,956,906
Intangible assets arisen from business combination
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	452,258	456,281	348,255
Credited/(charged) - to profit or loss		(4,023)	1,526
Acquisition of subsidiary			106,500
Ending balance	452,258	452,258	456,281
Unrealized consolidated earnings
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	295,637	279,653
Credited/(charged) - to profit or loss	139,213	15,984	279,653
Ending balance	434,850	295,637	279,653
Capitalized expense
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	260,671	22,757	208,249
Credited/(charged) - to profit or loss	601,364	237,914	(185,492)
Ending balance	862,035	260,671	22,757
Changes in fair value
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	16,956	29,650	15,509
Credited/(charged) - to profit or loss	3,513	(12,694)	4,682
Acquisition of subsidiary			9,459
Ending balance	20,469	16,956	29,650
Depreciation of property and equipment
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	16	9,990	18,073
Credited/(charged) - to profit or loss	8,382	(9,974)	(8,083)
Ending balance	8,398	16	9,990
Total
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	5,502,372	3,755,237	1,483,672
Credited/(charged) - to profit or loss	433,622	1,747,135	2,155,606
Acquisition of subsidiary			115,959
Ending balance	¥ 5,935,994	¥ 5,502,372	¥ 3,755,237